Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	14,000,000
Income tax benefit	$ 37,993	$ 47,659	$ 14,008
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,304	1,137	1,200
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	12,353	14,580	15,010
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense for nonvested stock-based awards has yet to be recognized	20,602
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	17 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	42,363	29,777	37,885
Stock-based compensation expense	49,998	33,018	26,585
Shares surrendered upon exercise of stock	775,163	1,947,148	321,266
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Expense for nonvested stock-based awards has yet to be recognized	18,615
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	21 months
Stock-based compensation expense	21,475	17,852	12,393
Total fair value of shares vested	18,007	12,488	8,642
Income tax benefit	2,509	976	1,673
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, recognized tax benefit (cost)	(6,770)	17,395	426
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 31,688	$ 34,127	$ 41,886
Shares surrendered upon exercise of stock	140,406	311,110	76,427
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	298,813	792,428	243,266
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable minimum period after the date of grant (in years)	1 year
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Stock options and SARs expiration period (in years)	10 years
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	14,700,000